Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible assets
11.	Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2018	$154,572	$6,346	$2,213	$163,131
Additions	5,512	639	1,145	7,296
Disposals	-	(332)	(68)	(400)
Effect of foreign exchange differences	698	344	(4)	1,038
Balance at December 31, 2018	$160,782	$6,997	$3,286	$171,065
Additions	-	728	467	1,195
Sold - discontinued operations (note 5)	(2,505)	(842)	(47)	(3,394)
Disposals	-	(524)	(39)	(563)
Effect of foreign exchange differences	(9)	(50)	(19)	(78)
Balance at December 31, 2019	$158,268	$6,309	$3,648	$168,225

Accumulated amortization
Balance at January 1, 2018	$3,497	$2,250	$737	$6,484
Amortization expense	556	448	368	1,372
Disposals	-	(177)	(38)	(215)
Impairments	142,609	-	-	142,609
Effect of foreign exchange differences	694	317	1	1,012
Balance at December 31, 2018	$147,356	$2,838	$1,068	$151,262
Amortization expense	410	403	446	1,259
Disposals	-	(364)	(9)	(373)
Impairments (note 25)	4,528	761	7	5,296
Sold - discontinued operations (note 5)	(2,418)	(570)	(36)	(3,024)
Effect of foreign exchange differences	(6)	(29)	(6)	(41)
Balance at December 31, 2019	$149,870	$3,039	$1,470	$154,379

Carrying amounts
At December 31, 2019	$8,398	$3,270	$2,178	$13,846
At December 31, 2018	13,426	4,159	2,218	19,803

Intangible assets include $7,106 pertaining to the reacquired right from a licensee; these rights are not yet available for use and consequently their amortization has not commenced (note 18a,ii).

An impairment loss of $5,296 was recorded on certain licenses and patents during the year ended December 31, 2019 ($142,609 during the year ended December 31, 2018, $nil in 2017) (note 25).

The amortization expense for the year ended December 31, 2017 was $944.

On January 29, 2018, the Company acquired two licenses. The first license, valued at $1,743, was paid for by the issuance of warrants (note 19c). The second license was purchased for an equivalent of US$3 million; US$1 million on the date of the transaction, and another US$1 million on both the first and second anniversary of the transaction, to be settled in common shares of the Company (see note 18b for the license acquisition payment obligation and note 19a for the shares issued on the transaction date). The value attributed to the second license, based on the value recorded for the initial equity issued and the value of the payment obligation at the date of the transaction is $3,769. The estimated useful life of the first and second license is 10 years and 20 years, respectively.